COLONIAL INTERMARKET INCOME TRUST I                                ANNUAL REPORT

NOVEMBER 30, 2002

[PHOTO]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

For a third consecutive year, the US and many foreign bond markets offered positive returns, aided by strong demand, as investors worldwide shied away from the stock market in light of economic uncertainty, corporate scandals and geopolitical concerns. Relatively stable interest rates were also an aid to market performance. In the US, the Federal Reserve lowered short-term interest rates early in the period and again late in the period, as the economy struggled and consumer confidence sagged. Intermediate-term interest rates followed a different path, rising early and again late in the period to trim return somewhat in the final months of the period. Generally speaking, higher quality bonds outperformed lower quality bonds until the last months of the period, when lower quality bonds became attractive for the value they offered.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Laura Ostrander. For more information, please contact your financial advisor. As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended November 30, 2002, Colonial InterMarket Income Trust I generated a total return of 5.01%, based on net asset value. The fund outperformed its peer group, the Lipper General Bond Funds Category average, which was 3.24% for the same period.

The primary reason for the trust's outperformance is that we upgraded the quality of its holdings beginning early in the period. We took this action because we did not share the market's consensus view that the US economy was going to enjoy a fairly robust recovery over the near term. Also, we selectively increased currency exposure by purchasing relatively higher-quality bonds of developed nations such as Sweden, Norway and Italy, while we reduced our holdings in emerging markets, except for some oil-producing countries such as Russia. Our actions raised the trust's overall credit quality from BBB+ to A-. Collectively, these decisions decidedly lifted performance as it became clear that the domestic economic recovery was fizzling and that the US dollar was weakening in relation to many foreign currencies.

Although we trimmed our exposure to the high-yield market, it was still high enough to detract somewhat from performance. We cut the trust's distribution rate as yields fell and bond defaults increased, two byproducts of the struggling economy.

Looking ahead we expect US Treasury yields to trend higher, narrowing the difference in yield between Treasuries and corporate bonds. However, we think this trend will evolve slowly. We look for the dollar to remain under pressure, which translates into higher volatility relative to most other currencies. Consequently, we expect to be more aggressive, reducing our holdings in US Treasuries and buying securities on the higher-quality end of the high-yield market. We also expect to maintain our currency exposure and add back carefully to our stake in emerging markets.

/s/ Laura A. Ostrander

Laura A. Ostrander

Laura A. Ostrander is a senior vice president of Colonial Management Associates, Inc., and the portfolio manager of the trust. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.




Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.





12 MONTH TOTAL RETURN,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 11/30/02 (%)

Net asset value          5.01
------------------------------
Market price             6.00
------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/01-11/30/02 ($)

                         0.71
------------------------------


PRICE PER SHARE
AS OF 11/30/02 ($)

Net asset value          8.60
------------------------------
Market price             7.98
------------------------------


SECURITIES BREAKDOWN
AS OF 11/30/02 (%)

Corporate bonds          36.8
------------------------------
Foreign government
obligations              30.7
------------------------------
US government
agencies and
obligations              27.8
------------------------------
Cash equivalents          4.2
------------------------------
Preferred stock           0.5
------------------------------


TOP 5 FOREIGN COUNTRIES
AS OF 11/30/02 (%)

Norway                    3.5
------------------------------
Canada                    3.3
------------------------------
Russia                    3.2
------------------------------
New Zealand               3.0
------------------------------
Italy                     2.5
------------------------------


Securities and country breakdowns are calculated as a percentage of total investments. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these securities or country weightings in the future.

INVESTMENT PORTFOLIO

November 30, 2002


CORPORATE FIXED-INCOME
BONDS & NOTES - 36.9%                      PAR        VALUE
------------------------------------------------------------
CONSTRUCTION - 2.1%
BUILDING CONSTRUCTION - 2.1%
Associated Materials, Inc.,
   9.750% 04/15/12 (a)               $ 125,000    $ 132,500
Atrium Companies, Inc.,
   10.500% 05/01/09                     95,000       93,100
D.R. Horton, Inc.:
   8.000% 02/01/09                     200,000      204,000
   9.750% 09/15/10                     400,000      408,000
KB Home,
   8.625% 12/15/08                     200,000      208,750
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                      25,000       23,250
   10.500% 10/01/07                    270,000      291,600
Lennar Corp.,
   7.625% 03/01/09                     215,000      220,375
Ryland Group, Inc.,
   9.125% 06/15/11                     145,000      155,875
Standard Pacific Corp.,
   9.250% 04/15/12                     295,000      283,200
                                                -----------
                                                  2,020,650
                                                -----------
------------------------------------------------------------
CONSUMER STAPLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Armkel LLC,
   9.500% 08/15/09                      80,000       86,800
                                                -----------
------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.9%
DEPOSITORY INSTITUTIONS - 1.4%
Euro Investment Bank,
   7.625% 12/07/07            GBP      400,000      700,089
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             $      550,000      616,660
                                                -----------
                                                  1,316,749
                                                -----------
FINANCIAL SERVICES - 0.3%
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)                 235,000      247,925
                                                -----------
INSURANCE AGENTS & BROKERS - 0.1%
Willis Corroon Corp.,
   9.000% 02/01/09                     125,000      131,875
                                                -----------
REAL ESTATE - 0.1%
iStar Financial, Inc.,
   8.750% 08/15/08                      80,000       84,000
                                                -----------
------------------------------------------------------------
MANUFACTURING - 11.2%
APPAREL - 0.1%
William Carter Co.,
   10.875% 08/15/11                    100,000      108,000
                                                -----------
AUTO PARTS & EQUIPMENT - 0.2%
American Axle & Manufacturing, Inc.,
   9.750% 03/01/09                      80,000       86,400
Rexnord Corp.,
   10.125% 12/15/12 (a)                 60,000       62,100
                                                -----------
                                                    148,500
                                                -----------



                                           PAR        VALUE
------------------------------------------------------------
CHEMICALS & ALLIED PRODUCTS - 2.3%
Avecia Group PLC,
   11.000% 07/01/09                  $ 140,000    $ 119,000
FMC Corp.,
   10.250% 11/01/09 (a)                190,000      202,350
Huntsman ICI Holdings LLC,
   (b) 12/31/09                      1,610,000      366,275
Koppers Industries, Inc.,
   9.875% 12/01/07                     300,000      283,500
Lyondell Chemical Co.:
   9.625% 05/01/07                     200,000      202,500
   11.125% 07/15/12                    175,000      184,625
MacDermid, Inc.,
   9.125% 07/15/11                     175,000      185,500
Terra Capital, Inc.,
   12.875% 10/15/08                    365,000      390,550
Texas Petrochemical Corp.,
   11.125% 07/01/06                    410,000      266,500
                                                -----------
                                                  2,200,800
                                                -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
Amphenol Corp.,
   9.875% 05/15/07                     150,000      156,375
Flextronics International Ltd.,
   9.875% 07/01/10                     200,000      218,000
                                                -----------
                                                    374,375
                                                -----------
FABRICATED METAL - 0.2%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     175,000      175,875
                                                -----------
FOOD & KINDRED PRODUCTS - 1.2%
Dole Foods Co., Inc.,
   7.250% 05/01/09                     150,000      143,250
New World Pasta Co.,
   9.250% 02/15/09                     125,000       68,750
Premier International Foods PLC,
   12.000% 09/01/09                    500,000      540,000
Roundy's, Inc.,
   8.875% 06/15/12 (a)                 180,000      181,350
Smithfield Foods, Inc.,
   8.000% 10/15/09                     205,000      208,588
                                                -----------
                                                  1,141,938
                                                -----------
FURNITURE & FIXTURES - 0.3%
Congoleum Corp.,
   8.625% 08/01/08                      95,000       71,250
Juno Lighting, Inc.,
   11.875% 07/01/09                    135,000      135,000
Simmons Co.,
   10.250% 03/15/09                     35,000       37,975
                                                -----------
                                                    244,225
                                                -----------
MEASURING & ANALYZING INSTRUMENT - 0.2%
Fisher Scientific International, Inc.,
   8.125% 05/01/12                     175,000      181,562
                                                -----------


See notes to investment portfolio.

November 30, 2002


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
------------------------------------------------------------
MANUFACTURING (CONTINUED)
MISCELLANEOUS MANUFACTURING - 1.7%
Actuant Corp.,
   13.000% 05/01/09                  $ 143,000    $ 168,740
AGCO Corp.,
   9.500% 05/01/08                     150,000      162,750
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                    145,000       95,700
Ball Corp.,
   8.250% 08/01/08                      95,000       98,206
Dana Corp.:
   9.000% 08/15/11                      95,000       94,525
   10.125% 03/15/10                     80,000       82,400
Flowserve Corp.,
   12.250% 08/15/10                    140,000      151,200
JLG Industries, Inc.,
   8.375% 06/15/12                      95,000       79,325
Owens-Illinois, Inc.:
   7.150% 05/15/05                      65,000       62,562
   7.500% 05/15/10                     245,000      223,562
Tekni-Plex, Inc.,
   12.750% 06/15/10                    375,000      360,000
Terex Corp.,
   10.375% 04/01/11                     65,000       63,050
                                                -----------
                                                  1,642,020
                                                -----------
PAPER PRODUCTS - 0.9%
Corp Durango SA de CV,
   13.125% 08/01/06                    195,000      109,200
Jefferson Smurfit Corp.,
   8.250% 10/01/12 (a)                 110,000      113,300
Riverwood International Corp.,
   10.875% 04/01/08                    460,000      470,350
Tembec Industries, Inc.,
   8.500% 02/01/11                     170,000      175,525
                                                -----------
                                                    868,375
                                                -----------
PRIMARY METAL - 0.6%
AK Steel Corp.,
   7.750% 06/15/12 (a)                 110,000      112,475
Bayou Steel Corp.,
   9.500% 05/15/08                     500,000      150,000
Kaiser Aluminum & Chemical Corp.:
   9.875% 02/15/49 (c)                 250,000      160,000
   10.875% 10/15/06 (c)                 40,000       25,600
Oregon Steel Mills, Inc.,
   10.000% 07/15/09 (a)                 85,000       86,275
WCI Steel, Inc.,
   10.000% 12/01/04                    220,000       50,600
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (c)(d)              500,000       15,000
                                                -----------
                                                    599,950
                                                -----------
PRINTING & PUBLISHING - 1.5%
American Greetings Corp.,
   11.750% 07/15/08                    115,000      126,500
Dex Media East LLC,
   12.125% 11/15/12 (a)                260,000      280,800




                                           PAR        VALUE
------------------------------------------------------------
PriMedia, Inc.,
   8.875% 05/15/11                   $ 260,000    $ 235,950
Quebecor Media, Inc.,
   11.125% 07/15/11                    275,000      254,375
Von Hoffman Corp.,
   10.250% 03/15/09                    200,000      188,000
Yell Finance BV,
   10.750% 08/01/11                    330,000      363,000
                                                -----------
                                                  1,448,625
                                                -----------
TRANSPORTATION EQUIPMENT - 1.6%
BE Aerospace, Inc.,
   8.875% 05/01/11                     120,000       91,800
Collins & Aikman Products Co.,
   10.750% 12/31/11                    295,000      284,675
Dura Operating Corp.,
   8.625% 04/15/12                     155,000      159,650
Lear Corp.,
   8.110% 05/15/09                     305,000      324,825
Newcor, Inc.,
   9.875% 03/01/08 (c)(d)              900,000      207,000
Pennzoil-Quaker State Co.,
   10.000% 11/01/08                    220,000      261,525
Sequa Corp.,
   8.875% 04/01/08                     180,000      176,400
                                                -----------
                                                  1,505,875
                                                -----------
------------------------------------------------------------
MINING & ENERGY - 3.8%
METAL MINING - 0.3%
TriMas Corp.,
   9.875% 06/15/12 (a)                 245,000      252,350
                                                -----------
OIL & GAS EXTRACTION - 3.4%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     140,000      130,550
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)                 135,000      138,123
Denbury Management, Inc.,
   9.000% 03/01/08                      55,000       56,925
El Paso Energy Partners LP,
   8.500% 06/01/11 (a)                  40,000       36,400
Encore Acquisition Co.,
   8.375% 06/15/12 (a)                 135,000      142,425
Forest Oil Corp.,
   8.000% 06/15/08                     170,000      180,200
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                    320,000      335,200
Mariner Energy, Inc.,
   10.500% 08/01/06                    260,000      244,400
Pemex Project Funding Master Trust
   9.125% 10/13/10                     660,000      729,300
Petsec Energy, Inc.,
   9.500% 06/15/07 (d)                 750,000        7,500
Pioneer Natural Resources Co.,
   7.500% 04/15/12                      50,000       52,750
Pogo Producing Co.,
   8.250% 04/15/11                     275,000      286,000



See notes to investment portfolio.

November 30, 2002

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
------------------------------------------------------------
MINING & ENERGY (CONTINUED)
OIL & GAS EXTRACTION (CONTINUED)
PDVSA Finance Ltd.,
   6.250% 02/15/06            EUR      328,500    $ 294,532
   6.650% 02/15/06              $      150,000      138,750
Stone Energy Corp.,
   8.250% 12/15/11                      90,000       93,600
Trico Marine Services, Inc.,
   8.875% 05/15/12                     120,000      108,000
XTO Energy, Inc.,
   7.500% 04/15/12                     220,000      233,200
                                                -----------
                                                  3,207,855
                                                -----------
OIL & GAS FIELD SERVICES - 0.1%
Newpark Resources, Inc.,
   8.625% 12/15/07                     130,000      122,850
                                                -----------
------------------------------------------------------------
RETAIL TRADE - 0.9%
FOOD STORES - 0.2%
Winn Dixie Stores, Inc.,
   8.875% 04/01/08                     140,000      143,500
                                                -----------
MISCELLANEOUS RETAIL - 0.4%
JC Penney Co., Inc.,
   9.000% 08/01/12 (a)                 195,000      196,950
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                     180,000      178,200
                                                -----------
                                                    375,150
                                                -----------
RESTAURANTS - 0.3%
Yum! Brands, Inc.
   7.700% 07/01/12                     130,000      135,525
   8.875% 04/15/11                     175,000      189,875
                                                -----------
                                                    325,400
------------------------------------------------------------
SERVICES - 7.5%
AMUSEMENT & RECREATION - 3.2%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    150,000      165,000
Argosy Gaming Co.,
   10.750% 06/01/09                    210,000      232,050
Boyd Gaming Corp.,
   9.500% 07/15/07                     105,000      109,462
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                    190,000      185,487
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                     220,000      232,100
Hollywood Casino Corp.,
   11.250% 05/01/07                    320,000      348,000
Hollywood Casino Shreveport,
   13.000% 08/01/06                    330,000      339,900
Hollywood Park, Inc.:
   9.250% 02/15/07                     140,000      119,700
   9.500% 08/01/07                     225,000      193,500
Majestic Investor Holdings,
   11.653% 11/30/07                     90,000       82,800



                                           PAR        VALUE
------------------------------------------------------------
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12                    $ 70,000     $ 73,500
   8.375% 07/01/11                      90,000       93,600
Penn National Gaming, Inc.,
   11.125% 03/01/08                    200,000      217,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                     250,000      266,875
Riviera Holdings, Corp.,
   11.000% 06/15/10 (a)                 10,000        9,100
Six Flags, Inc.,
   9.500% 02/01/09                     220,000      209,000
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)                135,000      142,425
                                                -----------
                                                  3,019,999
                                                -----------
AUTO EQUIPMENT & RENTAL SERVICES - 0.2%
United Rentals, Inc.:
   8.800% 08/15/08                     135,000      118,125
   9.500% 06/01/08                     115,000      104,075
                                                -----------
                                                    222,200
                                                -----------
FUNERAL SERVICES - 0.4%
Service Corp. International,
   7.700% 04/15/09                     230,000      210,450
Stewart Enterprises, Inc.,
   10.750% 07/01/08                    170,000      187,000
                                                -----------
                                                    397,450
                                                -----------
HEALTH SERVICES - 2.9%
Alliance Imaging, Inc.,
   10.375% 04/15/11                    195,000      201,825
AmerisourceBergen Corp.:
   7.250% 11/15/12 (a)                 100,000      103,500
   8.125% 09/01/08                     185,000      198,875
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07                     90,000      100,350
Coventry Health Care, Inc.
   8.125% 02/15/12                     195,000      204,750
HCA, Inc.,
   8.750% 09/01/10                     550,000      599,379
Healthsouth Corp.,
   7.625% 06/01/12                      60,000       49,500
InSight Health Services Corp.,
   9.875% 11/01/11                     200,000      196,000
Magellan Health Services, Inc.:
   9.000% 02/15/08                     335,000       63,650
   9.375% 11/15/07 (a)                 145,000      104,400
MedQuest, Inc.,
   11.875% 08/15/12 (a)                225,000      231,750
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                    160,000      169,600
Radiologix, Inc.,
   10.500% 12/15/08                    115,000      112,125
Res-Care, Inc.,
   10.625% 11/15/08                    235,000      183,300
Tenet Healthcare Corp.,
   6.375% 12/01/11                     100,000       89,000
United Surgical Partners International, Inc.,
   10.000% 12/15/11                    165,000      169,125
                                                -----------
                                                  2,777,129
                                                -----------



See notes to investment portfolio.

November 30, 2002


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
------------------------------------------------------------
SERVICES (CONTINUED)
HOTELS, CAMPS & LODGING - 0.7%
Host Marriott LP,
   9.500% 01/15/07                   $ 355,000    $ 369,200
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12 (a)                 250,000      246,875
                                                -----------
                                                    616,075
                                                -----------
OTHER SERVICES - 0.1%
Corrections Corp. of America,
   9.875% 05/01/09 (a)                 125,000      133,125
                                                -----------
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 9.2%
AEROSPACE - 0.8%
L-3 Communications Corp.,
   7.625% 06/15/12                     185,000      193,787
TransDigm, Inc.,
   10.375% 12/01/08                    500,000      515,000
                                                -----------
                                                    708,787
                                                -----------
AIR TRANSPORTATION - 0.4%
Northwest Airlines, Inc.,
   9.875% 03/15/07                     150,000       91,500
U.S. Airways, Inc.,
   10.375% 03/01/13 (c)                590,000      295,000
                                                -----------
                                                    386,500
                                                -----------
BROADCASTING - 1.6%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    210,000      151,200
Allbritton Communications Co.,
   9.750% 11/30/07                     155,000      160,425
CanWest Media, Inc.,
   10.625% 05/15/11                    200,000      212,500
Corus Entertainment, Inc.,
   8.750% 03/01/12                      80,000       84,200
Cumulus Media, Inc.,
   10.375% 07/01/08                     75,000       80,250
Emmis Communications Corp.,
   (e) 03/15/11
   (12.500% 03/15/06)                  217,000      175,770
LIN Holding Corp.,
   (e) 03/01/08
   (10.000% 03/01/03)                  270,000      278,100
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11 (a)                 170,000      181,900
TV Azteca SA de CV,
   10.500% 02/15/07                    200,000      170,000
                                                -----------
                                                  1,494,345
                                                -----------
CABLE - 1.6%
Cable Satisfaction International, Inc.,
   12.750% 03/01/10                    235,000       58,750



                                           PAR        VALUE
------------------------------------------------------------
Charter Communications Holdings LLC:
   (e) 04/01/11
   (9.920% 04/01/04)                 $ 275,000    $ 107,250
   10.000% 04/01/09                    250,000      122,500
   10.750% 10/01/09                    175,000       88,375
   11.125% 01/15/11                    150,000       76,500
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                    310,000      223,200
EchoStar DBS Corp.,
   9.250% 02/01/06                     410,000      420,250
Insight Communications Co., Inc.,
   (e) 02/15/11
   (12.250% 02/15/06)                  310,000      145,700
Northland Cable Television, Inc.,
   10.250% 11/15/07                    375,000      232,500
Ono Finance PLC,
   (b) 03/16/11                            160            2
                                                -----------
                                                  1,475,027
                                                -----------
COMMUNICATIONS - 0.1%
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10                    340,000      136,000
                                                -----------
COMMUNICATIONS SERVICES - 0.3%
Crown Castle International Corp.:
   (e) 05/15/11
   (10.375% 05/15/04)                  110,000       73,150
   10.750% 08/01/11                    100,000       90,000
SBA Communications Corp.,
   10.250% 02/01/09                    195,000      105,300
                                                -----------
                                                    268,450
                                                -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.2%
Allied Waste North America, Inc.,
   8.500% 12/01/08                     240,000      244,800
   10.000% 08/01/09                    560,000      565,600
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                    490,000      367,500
                                                -----------
                                                  1,177,900
                                                -----------
ELECTRIC SERVICES - 1.2%
AES Corp.,
   9.500% 06/01/09                     175,000       82,250
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     305,000      330,037
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     218,533      209,792
Calpine Corp.,
   8.500% 02/15/11                     355,000      163,300
CMS Energy Corp.,
   8.900% 07/15/08                      40,000       34,800
Nevada Power Co.,
   10.875% 10/15/09 (a)                120,000      119,400
PSE&G Energy Holdings,
   8.625% 02/15/08                     150,000      115,500
Western Resources, Inc.,
   7.875% 05/15/07                     125,000      125,000
                                                -----------
                                                  1,180,079
                                                -----------


See notes to investment portfolio.

November 30, 2002

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
MOTOR FREIGHT & WAREHOUSING - 0.1%
QDI, Inc.:
   12.000% 06/15/09 (a)               $ 37,671      $ 5,651
   12.500% 06/15/08 (a)                162,500       81,250
                                                -----------
                                                     86,901
                                                -----------
POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   14.000% 12/15/08                     71,592       64,433
                                                -----------
RADIOTELEPHONE COMMUNICATIONS - 0.6%
AirGate PCS, Inc.,
   (e) 10/01/09
   (13.500% 10/01/04)                  156,000       24,960
Nextel Communications, Inc.,
   9.375% 11/15/09                     370,000      343,175
Rogers Cantel, Inc.,
   9.750% 06/01/16                     195,000      171,600
US Unwired, Inc.,
   (e) 11/01/09
   (13.375% 11/01/04)                  330,000       33,000
                                                -----------
                                                    572,735
                                                -----------
RAILROAD - 0.3%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                     145,000      151,162
TFM SA de CV,
   12.500% 06/15/12 (a)                155,000      153,256
                                                -----------
                                                    304,418
                                                -----------
TELECOMMUNICATION - 0.5%
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                     150,000      144,000
Carrier1 International SA,
   13.250% 02/15/09 (c)(d)             450,000       13,500
Horizon PCS, Inc.,
   13.750% 06/15/11                    195,000       32,175
RCN Corp.,
   11.125% 10/15/07                    300,000       66,000
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     275,000      145,750
   10.125% 02/01/11                     65,000       34,450
                                                -----------
                                                    435,875
                                                -----------
TRANSPORTATION SERVICES - 0.4%
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     225,000      235,125
Stena AB,
   9.625% 12/01/12 (a)                 115,000      117,013
                                                -----------
                                                    352,138
                                                -----------
------------------------------------------------------------
WHOLESALE TRADE - 0.2%
DURABLE GOODS - 0.2%
Playtex Products, Inc.,
   9.375% 06/01/11                     200,000      218,000
                                                -----------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $38,979,851)                         34,982,790
                                                -----------



FOREIGN GOVERNMENT
OBLIGATIONS - 30.9%                        PAR        VALUE
------------------------------------------------------------
Government of Canada:
   6.000% 06/01/11            CAD    1,400,000   $  948,358
   10.000% 06/01/08                  1,800,000    1,454,891
Government of Italy:
   5.250% 08/01/11            EUR    1,630,000    1,704,489
   9.500% 02/01/06                     537,000      627,526
Government of New Zealand:
   6.000% 11/15/11            NZD    4,050,000    1,965,006
   6.500% 04/15/13                     285,000      142,480
   8.000% 11/15/06                   1,455,000      774,797
Government of Norway:
   6.000% 05/16/11            NOK    7,760,000    1,048,085
   6.750% 01/15/07                  16,205,000    2,269,275
Government of Poland,
   8.500% 05/12/07            PLN    5,350,000    1,466,119
Hellenic Republic of Greece,
   8.600% 03/26/08            EUR    1,567,131    1,889,689
Kingdom of Sweden,
   6.750% 05/05/14            SEK   13,230,000    1,655,647
Republic of Brazil:
   8.000% 04/15/14              $      424,836      259,681
   11.000% 08/17/40                    307,000      174,683
   12.000% 11/17/06           EUR      250,000      178,406
   14.500% 10/15/09             $      490,000      372,400
Republic of Bulgaria,
   7.500% 01/15/13            EUR    1,266,000    1,289,649
Republic of Columbia:
   9.750% 04/09/11              $      465,309      467,635
   10.000% 01/23/12                    200,000      189,000
   11.375% 01/31/08           EUR      175,000      169,056
Republic of Ecuador,
   12.000% 11/15/12             $       55,000       31,213
Republic of Hungary,
   8.500% 10/12/05            HUF  130,000,000      552,947
Republic of Panama,
   10.750% 05/15/20             $      415,000      453,387
Republic of South Africa:
   9.125% 05/19/09                     225,000      263,813
   12.000% 02/28/05           SAR    2,335,000      256,456
   13.000% 08/31/10                  5,415,000      651,568
Republic of Venezuela,
   9.250% 09/15/27              $      467,000      333,672
Russian Federation:
   5.000% 03/31/30                     980,000      766,360
   9.000% 03/25/04             DM      900,000      475,158
   11.000% 07/24/18             $      300,000      354,750
   12.750% 06/24/28                  1,060,000    1,399,200
Treasury Corp. of
   Victoria, Australia,
   7.500% 08/15/08            AUD    1,920,000    1,172,096
United Kingdom,
   9.000% 07/12/11            GBP      640,000    1,293,412


See notes to investment portfolio.

November 30, 2002


FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)                    PAR        VALUE
------------------------------------------------------------
United Mexican States:
   8.125% 12/30/19              $      280,000    $ 287,700
   8.300% 08/15/31                     230,000      236,325
   11.000% 05/08/17           ITL  410,000,000      249,251
   11.375% 09/15/16             $      618,000      800,310
Western Australia Treasury Corp.,
   6.250% 04/15/15            AUD    1,015,000      587,029
                                                -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $27,876,332)                         29,211,519
                                                -----------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 27.9%
------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.2%
Federal Home Loan Mortgage Corp.,
   4.750% 01/15/13            EUR      450,000      442,775
                                                -----------
Federal National Mortgage Association,
   6.625% 10/15/07              $    1,450,000    1,641,168
Federal National Mortgage Association,
   6.500% To Be Announced (f)        1,895,000    1,957,179
                                                -----------
                                                  3,598,347
                                                -----------
Government National Mortgage Association:
   9.000% 04/15/16 - 12/15/16          447,660      496,409
   10.500% 07/15/18 - 07/15/20          27,411       31,541
   11.000% 01/15/18 - 05/15/19         339,645      392,498
                                                -----------
                                                    920,448
                                                -----------
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION - 22.7%
U.S. Treasury Bonds and Notes:
   7.000% 07/15/06                   1,700,000    1,940,922
   8.875% 02/15/19                     672,000      958,440
   10.375% 11/15/12                  1,520,000    1,995,237
   10.625% 08/15/15                  2,100,000    3,288,961
   11.625% 11/15/04                  2,250,000    2,659,482
   12.000% 08/15/13                  7,432,000   10,610,339
                                                -----------
                                                 21,453,381
                                                -----------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $26,154,746)                         26,414,951
                                                -----------

PREFERRED STOCKS - 0.5%                SHARES
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.5%
BROADCASTING - 0.2%
Sinclair Broadcast Group, Inc.,
   11.625%                               1,350      145,800
                                                -----------
CABLE - 0.3%
CSC Holdings Ltd.,
   11.125%                               3,538      309,574
                                                -----------
COMMUNICATIONS - 0.0%
Dobson Communication Corp.,
   12.250% PIK                              55       27,645
                                                -----------


                                        SHARES        VALUE
------------------------------------------------------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   7.25%                                   450     $ 20,833
                                                -----------

TELECOMMUNICATION - 0.0%
XO Communications, Inc.,
   13.50% PIK (c)(d)                       788            1
                                                -----------
 TOTAL PREFERRED STOCKS
   (cost of $1,261,405)                             503,853
                                                -----------

COMMON STOCKS - 0.0% (G)
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                       1,800          414
Fairlane Management Corp. (h)            1,800           --
                                                -----------
TOTAL COMMON STOCKS
   (cost of $54)                                        414
                                                -----------

WARRANTS - 0.0% (G)                     UNITS
------------------------------------------------------------
MANUFACTURING - 0.0%
MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI, Inc.,
   Expires 11/15/07 (a)                    510           --
                                                -----------
------------------------------------------------------------
RETAIL TRADE - 0.0%
FOOD STORES - 0.0%
Pathmark Stores, Inc.,
   Expires 09/19/10                      4,407        2,468
                                                -----------
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05                        355          181
                                                -----------
COMMUNICATIONS - 0.0%
UbiquiTel Operating Co.,
   Expires 04/15/10 (a)                    150           56
XM Satellite Radio Holdings, Inc.,
   Expires 03/15/10 (a)                    100           75
                                                -----------
                                                        131
                                                -----------
TELECOMMUNICATIONS - 0.0%
Carrier1 International SA,
   Expires 02/19/09 (a)                    209            2
Horizon PCS, Inc.,
   Expires 10/01/10 (a)                    220           --
Jazztel PLC
   Expires 07/15/10                         40           --
MetroNet Communications Corp.,
   Expires 08/15/07 (a)                    250       17,048
                                                -----------
                                                     17,050
                                                -----------
TOTAL WARRANTS
   (cost of $605,161)                                19,830
                                                -----------


See notes to investment portfolio.

November 30, 2002


SHORT-TERM OBLIGATION - 4.3%              PAR         VALUE
------------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust dated 11/29/02,
   due 12/02/02 at 1.250%, collateralized
   by U.S. Treasury Bonds maturing
   01/15/12, market value of $4,116,053
   (repurchase proceeds $4,035,420)
   (cost of $4,035,000)             $4,035,000  $ 4,035,000
                                                -----------
TOTAL INVESTMENTS - 100.5%
   (cost of $98,912,549)(i)                      95,168,357
                                                -----------
OTHER ASSETS & LIABILITIES, NET  - (0.5)%          (503,493)
------------------------------------------------------------
NET ASSETS - 100.0%                             $94,664,864
                                                -----------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2002, the value of these securities amounted to $3,832,149 or 4.0% of net assets.
(b) Zero coupon bond.
(c) As of November 30, 2002, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.8% of net assets.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(f) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(g) Non-income producing.
(h) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(i) Cost for generally accepted accounting principles is $98,912,549. Cost for federal income tax purposes is $100,207,262. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/ accretion tax elections on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.




As of November 30, 2002, the Trust had entered into the following forward currency exchange contracts:

     CONTRACTS         IN EXCHANGE   SETTLEMENT NET UNREALIZED
    TO DELIVER             FOR          DATE     APPRECIATION
--------------------------------------------------------------------------------
CAD     520,000     US$    332,052    12/09/02     $ 1,431
EUR   2,181,000     US$  2,164,678    12/16/02      31,268
GBP     314,200     US$    488,047    12/16/02       9,874
NOK   5,542,000     US$    753,675    12/16/02       6,779
SEK   4,495,000     US$    494,822    12/16/02       4,622
                                                  --------
                                                   $53,974
                                                  --------



(UNAUDITED)
SUMMARY OF SECURITIES BY                             % OF TOTAL
COUNTRY                                 VALUE       INVESTMENTS
--------------------------------------------------------------------------------
United States                      $63,661,744          66.9%
Norway                               3,317,360           3.5
Canada                               3,184,855           3.3
Russia                               2,995,468           3.2
New Zealand                          2,882,283           3.0
Italy                                2,332,015           2.5
United Kingdom                       2,112,501           2.2
Greece                               1,889,689           2.0
Australia                            1,759,125           1.9
Sweden                               1,655,647           1.7
Mexico                               1,609,143           1.7
Poland                               1,466,119           1.5
Bulgaria                             1,289,649           1.4
South Africa                         1,171,836           1.2
Brazil                                 985,170           1.0
Colombia                               825,691           0.9
Hungary                                552,947           0.6
Netherlands                            363,000           0.4
Venezuela                              333,671           0.4
Cayman Islands                         294,532           0.3
Bermuda                                223,200           0.2
Singapore                              218,000           0.2
Ecuador                                 31,212           0.0
Luxembourg                              13,500           0.0
                                    ----------        ------
                                   $95,168,357         100.0%
                                    ----------        ------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

            ACRONYM                         NAME
--------------------------------------------------------------------------------
            AUD                       Australian Dollar
            CAD                       Canadian Dollar
            DM                        German Deutschemark
            EUR                       Euro Currency
            GBP                       Great Britain Pound
            HUF                       Hungarian Forint
            ITL                       Italian Lira
            NOK                       Norwegian Kroner
            NZD                       New Zealand Dollar
            PIK                       Payment-In-Kind
            PLN                       Polish Zloty
            SAR                       South African Rand
            SEK                       Swedish Kroner



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002




ASSETS:

Investments, at cost                           $ 98,912,549
                                             --------------
Investments, at value                          $ 95,168,357
Net unrealized appreciation on
   forward currency contracts                        53,974
Receivable for:
   Interest                                       2,297,394
   Dividends                                          3,923
Deferred Trustees' compensation plan                  4,866
Other Assets                                          3,334
                                             --------------
   Total Assets                                  97,531,848
                                             --------------

LIABILITIES:
Payable to custodian bank                            14,714
Payable for:
   Investments purchased                            166,510
   Investments purchased on a delayed
     delivery basis                               1,958,364
   Distributions                                    594,370
   Management fee                                    58,579
   Transfer agent fee                                 2,259
   Pricing and bookkeeping fees                       4,035
   Trustees' fee                                        267
   Reports to shareholders                           24,275
Deferred Trustees' fee                                4,866
Other liabilities                                    38,745
                                             --------------
   Total Liabilities                              2,866,984
                                             --------------
NET ASSETS                                     $ 94,664,864
                                             --------------


COMPOSITION OF NET ASSETS:
Paid-in capital                                $120,442,886
Overdistributed net investment income            (1,884,573)
Accumulated net realized loss                   (20,250,167)
Net unrealized appreciation/
depreciation on:
   Investments                                   (3,744,192)
   Foreign currency translations                    100,910
                                             --------------
NET ASSETS                                     $ 94,664,864
                                             --------------

Shares outstanding                               11,009,000
                                             --------------
Net asset value per share                      $       8.60
                                             --------------






STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002


INVESTMENT INCOME:
Interest                                       $  7,692,812
Dividends                                           103,181
Dollar roll fee income                               41,414
                                             --------------
   Total Investment Income (net of
     foreign taxes withheld of $34,128)           7,837,407
                                             --------------

EXPENSES:
Management fee                                      714,533
Pricing and bookkeeping fees                         52,275
Transfer agent fee                                   31,384
Trustees' fee                                         9,743
Custody fee                                          16,235
Reports to shareholders                              55,858
Other expenses                                       69,058
                                             --------------
   Total Expenses                                   949,086
Custody earnings credit                              (1,201)
                                             --------------
   Net Expenses                                     947,885
                                             --------------
Net Investment Income                             6,889,522
                                             --------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                   (5,572,024)
   Foreign currency transactions                   (699,091)
                                             --------------
     Net realized loss                           (6,271,115)
                                             --------------
Net change in unrealized appreciation/depreciation on:
   Investments                                    3,646,921
   Foreign currency translations                    104,764
                                             --------------
     Net change in unrealized
       appreciation/depreciation                  3,751,685
                                             --------------
Net Loss                                         (2,519,430)
                                             --------------
Net Increase in Net Assets from Operations     $  4,370,092
                                             --------------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                        YEAR ENDED
                                                                                                       NOVEMBER 30,
                                                                                           ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                               2002                2001
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                       $   6,889,522      $  8,562,483
Net realized loss on investments and foreign currency transactions                             (6,271,115)       (5,879,711)
Net change in unrealized appreciation/depreciation on investments and
   foreign currency translations                                                                3,751,685         3,947,877
                                                                                            -------------      ------------
Net Increase from Operations                                                                    4,370,092         6,630,649
                                                                                            -------------      ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                     (7,072,078)       (8,251,810)
Return of capital                                                                                (720,793)         (939,828)
                                                                                            -------------      ------------
Total Distributions Declared to Shareholders                                                   (7,792,871)       (9,191,638)
                                                                                            -------------      ------------
Total Decrease in Net Assets                                                                   (3,422,779)       (2,560,989)

NET ASSETS:
Beginning of period                                                                            98,087,643       100,648,632
                                                                                            -------------      ------------
End of period (including overdistributed net investment income
   of $(1,884,573) and $(846,788), respectively)                                            $  94,664,864     $  98,087,643
                                                                                            -------------      ------------

NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                                  11,009,000        11,009,000
                                                                                            -------------      ------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial InterMarket Income Trust I (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Trust's investment goal is to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by a Trust of securities that it holds with an agreement by the Trust to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

The Trust maintains U.S. Government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Trust, but resulted in reclassifications as follows, based on securities held by the Trust on December 1, 2001:

                                     NET UNREALIZED
             COST                     DEPRECIATION
            ------                   --------------
         $(1,704,216)                  $1,704,216

November 30, 2002


The effect of this change, for the year ended November 30, 2002, was as follows:

      NET INVESTMENT    NET REALIZED     NET UNREALIZED
          INCOME            LOSS          DEPRECIATION
          ------           -------        ------------
        $(529,732)       $1,047,839        $(518,107)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, mark-to-market on forward currency exchange contracts, current year distribution payable, foreign currency transactions, capital loss carryforwards, non-deductible expenses, paydown reclassifications and defaulted bond interest. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

       UNDISTRIBUTED     ACCUMULATED
      NET INVESTMENT    NET REALIZED         PAID-IN
          INCOME            LOSS             CAPITAL
          ------           -------        ------------
         $848,987        $(848,987)            $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                                       TAX RETURN
        ORDINARY INCOME                OF CAPITAL
         ------------                   --------
          $7,072,078                    $720,793

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                   UNREALIZED
                                  DEPRECIATION*
                                ----------------
                                  $(4,937,995)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

November 30, 2002

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                 --------------
             2006                          $ 58,424
             2007                         1,514,889
             2008                         5,857,135
             2009                         5,692,253
             2010                         7,018,859
                                     --------------
                                       $20,141,560
                                     --------------


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.75% of the average weekly managed assets of the Trust.

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $1,201 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $75,648,986 and $75,357,230, respectively, of which $2,849,344 and $5,714,708, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation              $3,976,087
      Gross unrealized depreciation              (9,014,992)
                                               ------------
           Net unrealized depreciation          $(5,038,905)
                                               ------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                                    YEAR ENDED NOVEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       8.91  $      9.14  $     10.26  $     11.13 $    11.45
                                                               ------------  -----------  -----------  -----------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.63(a)(b)   0.78(a)      0.90(c)      0.91       0.94
Net realized and unrealized loss on
   investments and foreign currency                                   (0.23)(b)    (0.17)       (1.13)       (0.88)     (0.25)
                                                               ------------  -----------  -----------  -----------  ---------
      Total from Investment Operations                                 0.40         0.61        (0.23)        0.03       0.69
                                                               ------------  -----------  -----------  -----------  ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.64)       (0.75)       (0.87)       (0.90)     (0.93)
In excess of net investment income                                       --           --           --           --         --(d)
From net realized gains                                                  --           --           --           --      (0.03)
In excess of net realized gains                                          --           --           --           --      (0.05)
Return of capital                                                     (0.07)       (0.09)       (0.02)          --         --
                                                               ------------  -----------  -----------  -----------  ---------
   Total Distributions Declared to Shareholders                       (0.71)       (0.84)       (0.89)       (0.90)     (1.01)
                                                               ------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, END OF PERIOD                                 $       8.60  $      8.91  $      9.14  $     10.26  $   11.13
                                                               ------------  -----------  -----------  -----------  ---------
Market price per share                                         $       7.98  $      8.19  $      7.94  $      8.31  $   10.56
                                                               ------------  -----------  -----------  -----------  ---------
Total return-- based on market value (e)                               6.00%       13.47%        6.08%      (13.51)%     6.26%
                                                               ------------  -----------  -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                           1.00%        1.04%        0.94%        1.00%      0.93%
Net investment income (f)                                              7.24%(b)     8.52%        9.08%        8.51%      8.22%
Portfolio turnover rate                                                  83%          65%          53%          52%        99%
Net assets, end of period (000's)                              $     94,665  $    98,088  $   100,649  $   113,005  $ 122,490

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Rounds to less than $0.01 per share.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                                                                    YEAR ENDED NOVEMBER 30,
                                                               --------------------------------------------------------------
                                                                  1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      11.52  $     11.27  $     10.41  $     12.01  $   11.22
                                                               ------------  -----------  -----------  -----------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.91         1.00         0.99         0.98       1.09
Net realized and unrealized gain (loss)
  on investments and foreign currency                                    --(a)      0.24         0.82        (1.27)      0.78
                                                               ------------  -----------  -----------  -----------  ---------
    Total from Investment Operations                                   0.91         1.24         1.81        (0.29)      1.87
                                                               ------------  -----------  -----------  -----------  ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.98)       (0.99)       (0.95)       (0.97)     (1.08)
From net realized gains                                                  --           --           --        (0.34)        --
                                                               ------------  -----------  -----------  -----------  ---------
    Total Distributions Declared to Shareholders                      (0.98)       (0.99)       (0.95)       (1.31)     (1.08)
                                                               ------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, END OF PERIOD                                 $      11.45  $     11.52  $     11.27  $     10.41  $   12.01
                                                               ------------  -----------  -----------  -----------  ---------
Market price per share                                         $      10.94  $     10.63  $     10.75  $     10.00  $   11.88
                                                               ------------  -----------  -----------  -----------  ---------
Total return-- based on market value (b)                              12.62%        8.30%       17.67%       (5.42)%    16.87%
                                                               ------------  -----------  -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           0.96%        0.95%        0.97%        0.98%     1.02%
Net investment income (c)                                              8.06%        8.33%        8.73%        8.84%     9.27%
Portfolio turnover rate                                                 156%         117%          77%          99%      179%
Net assets, end of period (000's)                              $    126,011  $   126,835  $   124,097  $   114,568  $132,272

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET INCOME TRUST I

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial InterMarket Income Trust I (the `'Trust") at November 30, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `'financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2003

DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe Trust Company, N.A. (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial InterMarket Income Trust I, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.


                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
-------------------
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November  1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and
                                                    Group Counsel of Fleet National Bank from November 1996 to September 2002)


TRANSFER AGENT

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
800-426-5523

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I         ANNUAL REPORT

                                                198-02/039M-1102 (03/01) 02/3052